Provision for major overhauls	12 Months Ended
Dec. 31, 2017
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Provision for major overhauls
44	Provision for major overhauls

Details of provision for major overhauls in respect of aircraft held under operating leases are as follows:

	2017	2016
	RMB million	RMB million
At January 1	2,857	2,365
Additional provision	1,063	1,020
Utilization	(550)	(528)

At December 31	3,370	2,857
Less: current portion (Note 42)	(562)	(768)

	2,808	2,089